Related Party Transactions and Balances (Details) - Schedule of Borrowings from (Repayment of Borrowings to) Related Parties - USD ($)		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Related Party Transaction [Line Items]
Borrowings		$ 9,486,075		$ 5,835,307
Repayment		(12,910,199)		(4,212,145)
Skinist Global [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	3,100,046		1,944,020
Repayment	[1]	(3,093,916)
Ying Tian [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	2,533,392
Repayment	[1]	(4,129,493)
Teng Xin [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	1,386,001		216,503
Repayment	[1]	(1,459,464)		(216,503)
Shi Lin [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	1,335,008		379,602
Repayment	[1]			(2,025,461)
Shi Lin [Member]
Related Party Transaction [Line Items]
Borrowings		575,191	[1]
Repayment		(575,191)	[1]
Li Bo [Member]
Related Party Transaction [Line Items]
Borrowings		442,134	[1]
Repayment		(442,134)	[1]
Skinist Shanghai [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	54,053
Repayment	[1]	(54,053)
Jian Tong [Member]
Related Party Transaction [Line Items]
Borrowings	[1]
Repayment	[1]	(2,663,247)
Yuancheng [Member]
Related Party Transaction [Line Items]
Borrowings				1,443,356
Repayment
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	20,641
Repayment	[1]	(39,041)
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	20,641
Repayment	[1]	(72,706)
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	18,968
Repayment	[1]	(66,888)		(1,443,356)
Mr. Tang Yuhua [Member]
Related Party Transaction [Line Items]
Borrowings	[1]			1,563,154
Repayment	[1]	(76,133)		(526,825)
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Borrowings	[1]			288,672
Repayment	[1]	$ (237,933)

[1]	During the six months ended June 30, 2024 and 2023, the Company borrowed $9,486,075 and $5,835,307 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.